T. ROWE PRICE Retirement I 2050 Fund - I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4.4%
T. Rowe Price Funds:
New Income Fund  92,386 23,001 13,953 10,407,654 101,370
U.S. Treasury Long-Term Index
Fund  28,693 22,936 2,624 3,307,559 37,640
International Bond Fund (USD
Hedged)  31,893 6,935 2,526 3,605,073 36,700
Dynamic Global Bond Fund  21,668 4,162 1,469 2,496,940 25,069
Emerging Markets Bond Fund  11,187 1,565 5,911 703,205 7,841
High Yield Fund  12,209 1,864 10,148 703,357 4,663
Floating Rate Fund  6,317 1,026 6,583 120,600 1,153
Total Bond Mutual Funds (Cost $216,465) 214,436
EQUITY MUTUAL FUNDS 94.1%
T. Rowe Price Funds:
Value Fund  621,519 210,457 48,241 23,183,989 1,012,677
Growth Stock Fund (2) 735,697 140,441 137,063 9,120,969 906,898
Equity Index 500 Fund  287,514 125,080 71,363 3,984,394 401,746
International Value Equity Fund  245,925 75,550 20,755 25,439,591 375,997
Overseas Stock Fund  258,442 71,030 41,877 29,142,679 362,244
International Stock Fund  240,969 65,549 19,501 16,549,061 357,294
Emerging Markets Stock Fund  158,793 28,329 36,506 3,758,297 212,832
Mid-Cap Growth Fund  142,173 32,825 11,337 1,710,507 197,529
Mid-Cap Value Fund  122,840 37,453 10,633 6,001,990 192,724
Small-Cap Stock Fund  83,156 27,799 13,146 1,970,941 134,123
New Horizons Fund (2) 104,893 26,903 19,921 1,530,901 127,004
Small-Cap Value Fund  72,684 21,490 6,611 2,153,639 124,760
Real Assets Fund  66,613 33,911 5,477 8,727,643 113,110
U.S. Large-Cap Core Fund  16,274 31,564 2,922 1,705,834 52,762
Emerging Markets Discovery
Stock Fund  1,514 42,734 1,102 3,234,646 50,428
Total Equity Mutual Funds (Cost $3,658,352) 4,622,128

T. ROWE PRICE Retirement I 2050 Fund - I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 35,543 177,541 136,844 76,239,554 76,240
Total Short-Term Investments (Cost $76,240) 76,240
Total Investments in Securities 100.0%
(Cost $3,951,057) $ 4,912,804
Other Assets Less Liabilities (0.0)% (2,023)
Net Assets 100.0% $ 4,910,781
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2050 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 189 $ 708 $ 449
Emerging Markets Bond Fund (226) 1,000 403
Emerging Markets Discovery Stock Fund 451 7,282 279
Emerging Markets Stock Fund 3,055 62,216 2,199
Equity Index 500 Fund 10,962 60,515 4,754
Floating Rate Fund (135) 393 186
Growth Stock Fund 60,380 167,823 —
High Yield Fund 205 738 529
International Bond Fund (USD Hedged) 265 398 484
International Stock Fund 6,927 70,277 3,360
International Value Equity Fund 2,127 75,277 7,985
Mid-Cap Growth Fund 10,465 33,868 310
Mid-Cap Value Fund 5,570 43,064 2,660
New Horizons Fund 20,082 15,129 —
New Income Fund 1,313 (64) 1,961
Overseas Stock Fund 322 74,649 6,411
Real Assets Fund 692 18,063 1,932
Small-Cap Stock Fund 3,959 36,314 638
Small-Cap Value Fund 2,629 37,197 914
U.S. Large-Cap Core Fund 644 7,846 496
U.S. Treasury Long-Term Index Fund 6,402 (11,365) 452
Value Fund 22,113 228,942 12,816
U.S. Treasury Money Fund, 0.09% — — 128
Totals $ 158,391# $ 930,270 $ 49,346+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $92,066 of the net realized gain (loss).
+ Investment income comprised $49,346 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2050 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2050 Fund - I Class  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2050 Fund - I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R419-054Q3 02/21